Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Income Tax Contingency [Line Items]
Opening balance	₨ 14,448.1	$ 191.6	₨ 648.3
Increase related to prior year tax positions	16,274.4	215.9	13,799.8
Increase related to current year tax positions	6,380.7	84.6	0.0
Closing balance	₨ 37,103.2	$ 492.1	₨ 14,448.1